Contingent Earnout Liability (Tables)	12 Months Ended
Dec. 31, 2023
Standby Equity Purchase Agreement
Schedule of Change in Fair Value of Contingent Earnout Liability

	December 31,	September 30,
	2023	2023
Current stock price	$8.45	$5.12
Expected share price volatility	65.0%	65.0%
Risk-free interest rate	3.9%	4.6%
Expected term (years)	4.6	4.9
Estimated dividend yield	—%	—%